OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
Other accounts receivable and prepaid expenses consisted of the following at June 30, 2024 and December 31, 2023, respectively:

	June 30, 2024	December 31, 2023
	(Unaudited)
Government authorities	$989	$1,369
Prepaid expenses	2,545	3,181
Advances to suppliers	3,117	2,124
R&D tax credit	5,697	—
Other receivables	87	285
Total	$12,435	$6,959